Income per share - Disclosure of Earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Shares [Abstract]
Net income for the year	$ 26,085	$ 40,809
Weighted average number of ordinary shares - basic	224,946,412	224,943,453
Effect of dilutive stock options	230,302	4,354
Weighted average number of ordinary shares - diluted	225,176,714	224,947,807